Settlements	9 Months Ended
Sep. 30, 2021
Settlements
Settlements

Note 12 – Settlements

FirstFire Settlement

On February 11, 2021, the Company, entered into a settlement agreement and mutual release (the “Settlement Agreement”) with FirstFire Global Opportunities Fund, LLC, a Delaware limited liability company (“FirstFire”), relating to a pending action in the U.S. District Court in the Southern District of New York, FirstFire Global Opportunities Fund, LLC v. WestPark Capital, Inc. et. al., No. 1:20-cv-03327-LLS. The other parties to the Settlement Agreement are the Company’s co-defendants in the litigation, WestPark, Mr. Richard A. Rappaport and Mr. Ramy El-Batrawi, former chief executive officer of the Company.

This litigation was commenced by FirstFire in April 2020 and subsequently amended in December 2020. FirstFire was a subscriber to the Company’s initial public offering of Common Stock, in November 2019 (the “IPO”). It alleged in the lLitigation that the Company and the other named defendants had, in connection with the IPO and the registration statement on Form S-1 filed thereto, committed violations of Sections 11, 12(a) and 15 of the Securities Act of 1933, as amended (the “Securities Act”), Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule 10b-5 promulgated under the Exchange Act. Each of the Company, WestPark, Mr. Rappaport and Mr. El-Batrawi vigorously denied and disputed these allegations.

In consideration of the releases, covenants, terms and conditions set forth in the Settlement Agreement, FirstFire agreed to dismiss the litigation with prejudice, to not file any further litigation relating to the IPO, and to waive and relinquish any and all claims on shares of Common Stock other than as specified in the Settlement Agreement. The Company agreed to sell to FirstFire one hundred fifty thousand (150,000) shares of Common Stock (the “Settlement Shares”), with such shares issued pursuant to the exemption from registration under Rule 506(b) of the Act. The purchase price of the Settlement Shares was $0.066667 per share, or an aggregate of $10,000. Any resale of the Settlement Shares by FirstFire shall be subject to the conditions of Rule 144 of the Act. None of WestPark, Mr. Rappaport or Mr. El-Batrawi contributed to the Settlement Shares or any other consideration under the Settlement Agreement.

Social Reality Settlement

On February 19, 2021, the Company entered into a confidential settlement agreement and mutual release with SRAX, Inc., a Delaware corporation formerly known as Social Reality, Inc. (“SRAX”), relating to an action brought by SRAX against the Company in Los Angeles Superior Court on or around February 11, 2020. A description of this litigation has been included by the Company in its prior filings.

The Company and SRAX mutually agreed to keep the material terms of this settlement confidential, subject to disclosure as required by applicable law or regulation.

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Nine Months Ended September 30, 2021 and 2020 (unaudited)